ACCUMULATED LOSSES (Tables)	12 Months Ended
Jun. 30, 2023
Accumulated Losses
SCHEDULE OF ACCUMULATED LOSSES

	2023 A$	2022 A$
Balance at the beginning of the financial year	(150,206,216)	(143,075,218)
Add: net loss attributable to owners of Genetic Technologies Limited	(11,750,923)	(7,130,998)
Less: Options/warrants expired	5,241,452	-
Balance at the end of the financial year	(156,715,687)	(150,206,216)